Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – Westfield Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 1.1%
Live Nation Entertainment, Inc.(a)	40,720	3,381,389
Total Communication Services		3,381,389
Consumer Discretionary 7.1%
Auto Components 1.3%
Aptiv PLC(a)	41,920	4,132,893
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.(a)	2,989	5,475,340
Hilton Worldwide Holdings, Inc.	37,430	5,621,237
Total		11,096,577
Textiles, Apparel & Luxury Goods 2.3%
lululemon athletica, Inc.(a)	12,277	4,734,134
Tapestry, Inc.	95,371	2,741,916
Total		7,476,050
Total Consumer Discretionary		22,705,520
Consumer Staples 2.7%
Beverages 2.7%
Constellation Brands, Inc., Class A	34,810	8,748,798
Total Consumer Staples		8,748,798
Energy 3.8%
Energy Equipment & Services 1.0%
Halliburton Co.	74,310	3,009,555
Oil, Gas & Consumable Fuels 2.8%
Devon Energy Corp.	103,430	4,933,611
Diamondback Energy, Inc.	26,040	4,033,075
Total		8,966,686
Total Energy		11,976,241
Financials 12.0%
Capital Markets 6.5%
Ares Management Corp., Class A	72,170	7,424,128
LPL Financial Holdings, Inc.	25,748	6,119,012
MSCI, Inc.	14,045	7,206,209
Total		20,749,349
Financial Services 2.0%
Global Payments, Inc.	55,060	6,353,373
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.5%
American International Group, Inc.	101,090	6,126,054
Arthur J Gallagher & Co.	21,190	4,829,837
Total		10,955,891
Total Financials		38,058,613
Health Care 20.2%
Biotechnology 4.1%
Ascendis Pharma A/S ADR(a)	59,580	5,579,071
Legend Biotech Corp., ADR(a)	52,700	3,539,859
Sarepta Therapeutics, Inc.(a)	32,920	3,990,563
Total		13,109,493
Health Care Equipment & Supplies 11.9%
Align Technology, Inc.(a)	20,420	6,234,634
Cooper Companies, Inc. (The)	16,749	5,326,349
DexCom, Inc.(a)	92,120	8,594,796
GE HealthCare Technologies, Inc.	76,530	5,207,101
IDEXX Laboratories, Inc.(a)	14,150	6,187,371
Insulet Corp.(a)	26,228	4,183,104
Masimo Corp.(a)	21,490	1,884,243
Total		37,617,598
Life Sciences Tools & Services 4.2%
Avantor, Inc.(a)	201,586	4,249,433
Bio-Techne Corp.	68,690	4,675,728
ICON PLC(a)	18,370	4,523,613
Total		13,448,774
Total Health Care		64,175,865
Industrials 22.8%
Aerospace & Defense 4.9%
Axon Enterprise, Inc.(a)	25,180	5,010,568
TransDigm Group, Inc.(a)	12,403	10,457,342
Total		15,467,910
Building Products 1.8%
Builders FirstSource, Inc.(a)	47,160	5,870,948
2	CTIVP® – Westfield Mid Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.8%
Copart, Inc.(a)	175,150	7,547,213
Waste Connections, Inc.	33,090	4,443,987
Total		11,991,200
Electrical Equipment 4.8%
AMETEK, Inc.	45,530	6,727,513
Rockwell Automation, Inc.	29,885	8,543,225
Total		15,270,738
Ground Transportation 2.0%
JB Hunt Transport Services, Inc.	33,600	6,334,272
Professional Services 3.1%
Ceridian HCM Holding, Inc.(a)	94,780	6,430,823
Genpact Ltd.	97,470	3,528,414
Total		9,959,237
Trading Companies & Distributors 2.4%
Watsco, Inc.	15,560	5,877,323
WESCO International, Inc.	11,030	1,586,335
Total		7,463,658
Total Industrials		72,357,963
Information Technology 22.9%
Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	27,900	5,629,104
IT Services 1.5%
MongoDB, Inc.(a)	14,180	4,904,295
Semiconductors & Semiconductor Equipment 3.2%
ARM Holdings PLC, ADR(a)	11,510	616,015
Marvell Technology, Inc.	76,280	4,129,037
Microchip Technology, Inc.	68,840	5,372,962
Total		10,118,014
Software 15.1%
Datadog, Inc., Class A(a)	49,300	4,490,737
Fair Isaac Corp.(a)	8,180	7,104,575
Fortinet, Inc.(a)	90,060	5,284,721
HubSpot, Inc.(a)	12,980	6,392,650
Common Stocks (continued)
Issuer	Shares	Value ($)
NiCE Ltd., ADR(a)	21,550	3,663,500
Palo Alto Networks, Inc.(a)	28,470	6,674,507
Splunk, Inc.(a)	62,430	9,130,387
Zscaler, Inc.(a)	34,330	5,341,405
Total		48,082,482
Technology Hardware, Storage & Peripherals 1.3%
NetApp, Inc.	52,905	4,014,431
Total Information Technology		72,748,326
Materials 3.8%
Chemicals 1.8%
Celanese Corp., Class A	45,740	5,741,285
Construction Materials 2.0%
Vulcan Materials Co.	30,720	6,206,054
Total Materials		11,947,339
Real Estate 2.4%
Real Estate Management & Development 1.4%
CoStar Group, Inc.(a)	58,830	4,523,439
Residential REITs 1.0%
Essex Property Trust, Inc.	14,760	3,130,448
Total Real Estate		7,653,887
Total Common Stocks (Cost $287,966,020)		313,753,941

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	4,290,719	4,289,432
Total Money Market Funds (Cost $4,289,415)		4,289,432
Total Investments in Securities (Cost: $292,255,435)		318,043,373
Other Assets & Liabilities, Net		(532,231)
Net Assets		317,511,142

CTIVP® – Westfield Mid Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	8,638,059	84,735,927	(89,083,945)	(609)	4,289,432	722	228,597	4,290,719
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Westfield Mid Cap Growth Fund | Third Quarter Report 2023

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3QT7040_12_B01_(11/23)